Note 9 - Share Capital (Details Textual) $ / shares in Units, $ in Millions		3 Months Ended
	Aug. 05, 2022 shares	Jan. 31, 2023 CAD ($) $ / shares shares	Jan. 31, 2023 USD ($) shares	Jan. 31, 2022 CAD ($)	Oct. 31, 2022 shares	Oct. 31, 2021
Statement Line Items [Line Items]
Number of shares issued for offering (in shares)	1,700,000
Shares purchased and cancelled during period (in shares)		822,296	822,296
Proceeds from issue of ordinary shares | $			$ 8.3
Term of share option for share-based payment arrangement (Year)		5 years	5 years
Vesting period of share options for share-based payment arrangement (Year)		3 years	3 years
Maximum number of instruments authorized in share-based payment arrangement (in shares)		1,240,000
Number of share options outstanding in share-based payment arrangement at end of period		963,276		953,730	965,766	40,000
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets | $		$ 343,000		$ 196,000
Number of share options exercisable in share-based payment arrangement		40,000
Weighted average exercise price of share options exercisable in share-based payment arrangement (in CAD per share) | $ / shares		$ 7.00
Retained earnings [member]
Statement Line Items [Line Items]
Reduction of issued capital | $		$ 1,200,000
Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares outstanding at end of period (in shares)		26,423,486			27,245,782
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Reduction of issued capital | $		$ 7,117,000		$ (0)
Series 1 preferred shares [member]
Statement Line Items [Line Items]
Number of shares outstanding at end of period (in shares)		1,461,460			1,461,460